Property, plant and equipment- Cash flow additions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Additions to property, plant and equipment (cash flow)
Current year additions	R 22,326	R 25,808	R 30,565
Adjustments for non-cash items	(1,575)	(463)	(491)
Adjustments for non-cash items, movement in environmental provisions capitalised	(1,089)	(264)	(473)
Adjustments for non-cash items, Reduction in capital project pre-payment	(484)	(191)
Adjustments for non-cash items, Rig leases	(2)	(10)
Adjustments for non-cash items, Area A5-A receivable		2	(18)
Per the statement of cash flows	R 20,751	R 25,345	R 30,074